Long-term deposits (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2021 USD ($)
Long-term deposits
Construction deposit	$ 946,351		$ 928,955
Deposit for acquisition of land use rights	315,398		309,600
Long-term deposits	1,261,749		$ 1,238,555
Payment of construction deposit	946,351	¥ 6
Payment of deposit for acquisition of land use rightsh	$ 315,398	¥ 2